SUPPLEMENTAL PRO FORMA COMBINED OIL AND NATURAL GAS RESERVE AND STANDARDIZED MEASURE INFORMATION (Tables)	6 Months Ended
Nov. 30, 2012
Supplemental Pro Forma Combined Oil And Natural Gas Reserve And Standardized Measure Information Tables
Estimated Pro Forma Combined Quantities of Proved Reserves

Estimated Pro Forma Combined Quantities of Proved Reserves

	Red Mountain Historical		Cross Border Historical		Total Pro Forma
	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)	Oil (MBbl)	Gas (MMcf)
Proved reserves: (1)
As of May 31, 2011	844	10,450	1,577	2,391	2,421	12,841
Acquisitions	287	307	—	—	287	307
Revisions of previous estimates	(95)	(3,423)	(256)	(482)	(351)	(3,905)
Extensions and discoveries	—	—	169	289	169	289
Production	(36)	(843)	(89)	(216)	(125)	(1,059)
As of May 31, 2012	1,000	6,491	1,401	1,982	2,401	8,473

Proved developed reserves: (1)
As of May 31, 2011	2	4,479	353	1,667	355	6,145
As of May 31, 2012	158	4,365	788	1,384	946	5,749

Proved undeveloped reserves: (1)
As of May 31, 2011	842	5,971	1,224	725	2,066	6,696
As of May 31, 2012	842	2,126	613	598	1,455	2,724

(1)
Cross Border Historical and Total Pro Forma reserves include 100% of the reserve quantities attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately 348 and 309 MBbls and 527 and 437 MMcf of proved reserves as of May 31, 2011 and May 31, 2012, respectively; 78 and 173 MBbls and 368 and 305 MMcf of proved developed reserves as of May 31, 2011 and May 31, 2012, respectively; and 270 and 135 MBbls and 160 and 132 MMcf of proved undeveloped reserves as of May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Standardized Measure of Discounted Future Net Cash Flows
Pro Forma Combined Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Future net cash flow	$117,238	$137,582		$—	$254,820
Future production cost	(27,017)	(50,322)		—	(77,339)
Future development cost	(27,457)	(23,264)		—	(50,721)
Future income tax	(19,578)	(16,865)		—	(36,443)
Undiscounted future net cash flow	43,186	47,131		—	90,317
10% annual discount for timing of cash flow	(28,485)	(22,893)		—	(51,378)
Standardized measure of discounted future net cash flow relating to proved oil and gas reserves	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $5,346 of the standardized measure for the fiscal year ended May 31, 2012.

Pro Forma Combined Changes in the Standardized Measure of Discounted Future Net Cash Flows
Pro Forma Combined Changes in the Standardized Measure of Discounted Future Net Cash Flows

	Fiscal Year Ended May 31, 2012
(in thousands)	Red Mountain Historical	Cross Border Historical		Pro Forma Adjustments	Pro Forma
Standardized measure at May 31, 2011	$35,311	$44,675	(1)	$—	$79,986	(1)
Sales of oil and gas produced, net of production costs	(4,979)	(8,629)		—	(13,608)
Net changes in sales and transfer prices and in production (lifting) costs related to future production	(1,004)	(4,041)		—	(5,045)
Purchases of reserves in place	4,352	—		—	4,352
Net changes in future development costs	(20,727)	(5,812)		—	(26,539)
Net changes due to extensions and discoveries	—	6,217		—	6,217
Development costs incurred during the year that reduced future development costs	—	(12,329)		—	(12,329)
Revisions of previous quantity estimates	(8,553)	(9,637)		—	(18,190)
Other	2,339	1,708		—	4,047
Accretion of discount	5,389	4,467		—	9,856
Change in income tax expense	2,573	7,619		—	10,192
Standardized measure at May 31, 2012	$14,701	$24,238	(1)	$—	$38,939	(1)

(1)
Cross Border Historical and Pro Forma standardized measure includes 100% of the standardized measure attributable to Cross Border, a consolidated subsidiary of which Red Mountain owns 78% of its outstanding common stock.  The 22% interest in Cross Border’s outstanding common stock that is not owned by Red Mountain represents approximately $9,855 and $5,346 of the standardized measure for the fiscal year ended May 31, 2011 and May 31, 2012, respectively.

Pro Forma Combined Capital Costs
Pro forma combined capitalized costs and accumulated depletion relating to Red Mountain and Cross Border’s oil and gas producing activities as of May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Unproved properties not being amortized	$2,617	$4,202	$—	$6,819
Proved properties being amortized	25,309	27,340	—	52,649
Accumulated depreciation, depletion and impairment	(4,756)	(8,828)	—	(13,584)
Net capitalized costs	$23,170	$22,714	$—	$45,884

Pro Forma Combined Acquisition, Exploration and Development Costs Incurred
Pro forma combined costs incurred in oil and gas property acquisition, exploration and development activities for the fiscal year ended May 31, 2012 are summarized below:

	Red Mountain Historical	Cross Border Historical	Pro Forma Adjustments	Pro Forma Combined
(in thousands)
Proved acreage	$2,786	$—	$—	$2,786
Unproved acreage	1,045	—	—	1,045
Development costs	15,929	12,329	—	28,258
Exploration expense	265	49	—	314
Total	$20,025	$12,378	$—	$32,403